Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
	Jun. 02, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)		£ 0.4783	£ 0.4652	£ 1.28965
Dividends paid		£ 892	£ 1,160	£ 4,487
Scrip dividend		£ 758	£ 413	£ 209
Interim dividend in respect of the current year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)		£ 0.1657	£ 0.1608	£ 0.1549
Dividends paid		£ 335	£ 450	£ 346
Scrip dividend		£ 241	£ 94	£ 176
Special dividend
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.84375	£ 0.0000	£ 0.0000	£ 0.84375
Dividends paid	£ 3,171	£ 0	£ 0	£ 3,171
Scrip dividend		£ 0	£ 0	£ 0
Final dividend in respect of the prior year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)		£ 0.3126	£ 0.3044	£ 0.2910
Dividends paid		£ 557	£ 710	£ 970
Scrip dividend		£ 517	£ 319	£ 33